Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 126,369	$ 93,897
Securities at fair value through other comprehensive income [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	125,518	93,985
Gross unrealized gains	864	417
Gross unrealized (losses)	(301)	(735)
Fair value	126,081	93,667
Securities at fair value through other comprehensive income [member] | Debt securities1 [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	122,663	89,543
Gross unrealized gains	571	212
Gross unrealized (losses)	(200)	(503)
Fair value	123,034	89,252
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	100,939	78,727
Gross unrealized gains	454	134
Gross unrealized (losses)	(159)	(439)
Fair value	101,234	78,422
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	15,956	18,281
Gross unrealized gains	23	17
Gross unrealized (losses)	(88)	(159)
Fair value	15,891	18,139
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	20,971	21,263
Gross unrealized gains	120	77
Gross unrealized (losses)	(11)	(70)
Fair value	21,080	21,270
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	54,279	35,371
Gross unrealized gains	267	22
Gross unrealized (losses)	(54)	(196)
Fair value	54,492	35,197
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	7,864	1,687
Gross unrealized gains	15	1
Gross unrealized (losses)	(4)	(9)
Fair value	7,875	1,679
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,869	2,125
Gross unrealized gains	29	17
Gross unrealized (losses)	(2)	(5)
Fair value	1,896	2,137
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	21,724	10,816
Gross unrealized gains	117	78
Gross unrealized (losses)	(41)	(64)
Fair value	21,800	10,830
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	8,713	1,397
Gross unrealized gains	11	1
Gross unrealized (losses)	(15)	(14)
Fair value	8,709	1,384
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	13,011	9,419
Gross unrealized gains	106	77
Gross unrealized (losses)	(26)	(50)
Fair value	13,091	9,446
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,855	4,442
Gross unrealized gains	293	205
Gross unrealized (losses)	(101)	(232)
Fair value	3,047	4,415
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,332	3,810
Gross unrealized gains	226	176
Gross unrealized (losses)	(22)	(72)
Fair value	2,536	3,914
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	523	632
Gross unrealized gains	67	29
Gross unrealized (losses)	(79)	(160)
Fair value	$ 511	$ 501